Intangible Asset, Net (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of intangible assets and accumulated amortization

	As of December 31, 2016
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB
Indefinite-lived:
Trade name and domain names	2,161	—	—	2,161
Finite-lived:
Technology	208,716	(149,176)	—	59,540
Online game licenses	69,198	(26,622)	(35,619)	6,957
Customer/supplier relationship	94,160	(31,759)	—	62,401
User base	79,438	(73,368)	—	6,070
Trademarks	45,709	(11,437)	—	34,272
Domain names	3,317	(1,990)	—	1,327
Non-compete agreements	8,547	(3,633)	—	4,914
Platform	76,317	(26,708)	—	49,609

	587,563	(324,693)	(35,619)	227,251

	As of December 31, 2017
	Gross carrying value	Accumulated amortization	Accumulated impairment	Net carrying value
	RMB	RMB	RMB	RMB	US$
Indefinite-lived:
Trade name and domain names	2,161	—	(2,161)	—	—
Finite-lived:
Technology	228,374	(172,976)	—	55,398	8,514
Online game licenses	66,992	(28,496)	(34,608)	3,888	598
Customer relationship	46,627	(39,204)	(2,654)	4,769	733
User base	74,871	(74,871)	—	—	—
Trademarks	20,533	(14,854)	(1,198)	4,481	689
Domain names	4,247	(2,567)	—	1,680	258
Non-compete agreements	1,610	(1,610)	—	—	—
Platform	71,885	(39,532)	(32,344)	9	1

	517,300	(374,110)	(72,965)	70,225	10,793

Schedule of future amortization expense

	Years ending December 31,
	RMB	US$
2018	34,715	5,335
2019	18,202	2,797
2020	11,295	1,736
2021	1,254	193
2022	1,254	193
Thereafter	3,505	539